Risk management - Schedule of exposure to risk, Spain foreclosed properties (Details) - Spain - Foreclosed properties - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets foreclosed
Loans and advances to customers	€ 2,448	€ 2,971	€ 3,591
Changes in property loans
Gross additions	300	200	400
Disposals	(1,200)	(1,300)	(1,100)
Difference	(900)	(1,100)	(700)
Construction and property development
Assets foreclosed
Loans and advances to customers	2,100
Completed buildings
Assets foreclosed
Loans and advances to customers	439
Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	113
Completed buildings | Other
Assets foreclosed
Loans and advances to customers	326
Buildings under construction
Assets foreclosed
Loans and advances to customers	56
Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	3
Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	53
Land
Assets foreclosed
Loans and advances to customers	1,605
Land | Developed land
Assets foreclosed
Loans and advances to customers	518
Land | Other land
Assets foreclosed
Loans and advances to customers	1,087
Home purchase loans
Assets foreclosed
Loans and advances to customers	276
Swaptions
Assets foreclosed
Loans and advances to customers	72
Gross carrying amount
Assets foreclosed
Loans and advances to customers	5,506	6,422	7,364
Gross carrying amount | Construction and property development
Assets foreclosed
Loans and advances to customers	4,901
Gross carrying amount | Completed buildings
Assets foreclosed
Loans and advances to customers	1,054
Gross carrying amount | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	224
Gross carrying amount | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	830
Gross carrying amount | Buildings under construction
Assets foreclosed
Loans and advances to customers	101
Gross carrying amount | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	12
Gross carrying amount | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	89
Gross carrying amount | Land
Assets foreclosed
Loans and advances to customers	3,746
Gross carrying amount | Land | Developed land
Assets foreclosed
Loans and advances to customers	1,107
Gross carrying amount | Land | Other land
Assets foreclosed
Loans and advances to customers	2,639
Gross carrying amount | Home purchase loans
Assets foreclosed
Loans and advances to customers	473
Gross carrying amount | Swaptions
Assets foreclosed
Loans and advances to customers	132
Accumulated impairment
Assets foreclosed
Loans and advances to customers	3,058	€ 3,451	€ 3,773
Accumulated impairment | Construction and property development
Assets foreclosed
Loans and advances to customers	2,801
Accumulated impairment | Completed buildings
Assets foreclosed
Loans and advances to customers	615
Accumulated impairment | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	111
Accumulated impairment | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	504
Accumulated impairment | Buildings under construction
Assets foreclosed
Loans and advances to customers	45
Accumulated impairment | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	9
Accumulated impairment | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	36
Accumulated impairment | Land
Assets foreclosed
Loans and advances to customers	2,141
Accumulated impairment | Land | Developed land
Assets foreclosed
Loans and advances to customers	589
Accumulated impairment | Land | Other land
Assets foreclosed
Loans and advances to customers	1,552
Accumulated impairment | Home purchase loans
Assets foreclosed
Loans and advances to customers	197
Accumulated impairment | Swaptions
Assets foreclosed
Loans and advances to customers	60
Impairment losses since time of foreclosure
Assets foreclosed
Loans and advances to customers	2,249
Impairment losses since time of foreclosure | Construction and property development
Assets foreclosed
Loans and advances to customers	2,072
Impairment losses since time of foreclosure | Completed buildings
Assets foreclosed
Loans and advances to customers	519
Impairment losses since time of foreclosure | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	89
Impairment losses since time of foreclosure | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	430
Impairment losses since time of foreclosure | Buildings under construction
Assets foreclosed
Loans and advances to customers	36
Impairment losses since time of foreclosure | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	6
Impairment losses since time of foreclosure | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	30
Impairment losses since time of foreclosure | Land
Assets foreclosed
Loans and advances to customers	1,517
Impairment losses since time of foreclosure | Land | Developed land
Assets foreclosed
Loans and advances to customers	366
Impairment losses since time of foreclosure | Land | Other land
Assets foreclosed
Loans and advances to customers	1,151
Impairment losses since time of foreclosure | Home purchase loans
Assets foreclosed
Loans and advances to customers	131
Impairment losses since time of foreclosure | Swaptions
Assets foreclosed
Loans and advances to customers	€ 46